OTHER ASSETS AND OTHER LIABILITIES, Movement of Investment Properties (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Changes in investment property [Abstract]
Beginning Balance	[1]	S/ 548,558
Ending Balance	[1]	565,274	S/ 548,558
Impairment losses	[2]	1,410	1,410
Cost [Member]
Changes in investment property [Abstract]
Beginning Balance		613,319	526,935
Additions	[3]	25,034	87,132
Disposals and other		1,340	(748)
Ending Balance		639,693	613,319
Accumulated Depreciation [Member]
Changes in investment property [Abstract]
Beginning Balance		63,351	56,412
Depreciation for the period		8,115	7,107
Disposals and other		1,543	(168)
Ending Balance		73,009	63,351
Land [Member]
Changes in investment property [Abstract]
Ending Balance		341,928
Impairment losses	[2]	689
Land [Member] | Cost [Member]
Changes in investment property [Abstract]
Beginning Balance		328,131
Additions	[3]	0
Disposals and other		14,486
Ending Balance		342,617	328,131
Land [Member] | Accumulated Depreciation [Member]
Changes in investment property [Abstract]
Beginning Balance		0
Depreciation for the period		0
Disposals and other		0
Ending Balance		0	0
Buildings [Member]
Changes in investment property [Abstract]
Ending Balance		223,346
Impairment losses	[2]	721
Buildings [Member] | Cost [Member]
Changes in investment property [Abstract]
Beginning Balance		285,188
Additions	[3]	25,034
Disposals and other		(13,146)
Ending Balance		297,076	285,188
Buildings [Member] | Accumulated Depreciation [Member]
Changes in investment property [Abstract]
Beginning Balance		63,351
Depreciation for the period		8,115
Disposals and other		1,543
Ending Balance		S/ 73,009	S/ 63,351

[1]	Investment properties -
[2]	The Group’s Management has determined that the recoverable value of its investment properties is greater than their net carrying amount.
[3]	As of December 31, 2023, the Group has made disbursements for the acquisition of land and real estate for S/25.0 million. As of December 31, 2022, the Group has made disbursements for property improvements for S/87.1 million.